Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees		$ 268		$ 153		$ 201
Bonus		13,798		392
Salary		600		600		105
Share based payments		2,286		991
G. Cerrone [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees		170	[1]	102	[1]	124
Bonus	[1]	13,588		182
Salary			[1]		[1]
Share based payments	[1]	155		296
R. Dalla-Favera [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees				3		26
Bonus
Salary
Share based payments
Willy Simon [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees		49		48		51
Bonus
Salary
Share based payments		31
Gregor MacRae [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees		27
Bonus
Salary
Share based payments
J Brancaccio [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees		22
Bonus
Salary
Share based payments		31
K. Shailubhai [Member]
Remuneration of Key Management Personnel (Details) - Schedule of remuneration of key management personnel [Line Items]
Directors fees	[2]
Bonus	[2]	210		210
Salary		600	[2]	600	[2]	$ 105
Share based payments	[2]	$ 2,069		$ 695

[1]	Gabriele Cerrone’s 2020 bonus includes a $13.2m realization bonus; his 2019 bonus covers the period June 9, 2016 to December 31, 2019
[2]	Kunwar Shailubhai became an employee of the company on May 24, 2017, at which point he ceased to be a non-executive director.